OPERATING SEGMENTS (Details) $ in Thousands		3 Months Ended	12 Months Ended
		Jun. 30, 2013 USD ($)	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
OPERATING SEGMENTS [Abstract]
Number of reportable segments | Segment			2
Selected financial information for reportable segments [Abstract]
Total assets			$ 2,409,066	$ 2,248,730	$ 2,209,943
Interest income			80,842	80,555	87,121
Net interest income			74,986	73,256	77,959
Provision for loan losses			(2,714)	(3,136)	(3,988)
Income (loss) before income tax			29,380	25,216	22,658
Net income (loss)			20,017	18,021	77,509
Reversal of valuation allowance on net deferred tax assets		$ 57,600
IB [Member]
Selected financial information for reportable segments [Abstract]
Reversal of valuation allowance on net deferred tax assets					47,100
Other [Member]
Selected financial information for reportable segments [Abstract]
Total assets	[1],[2]		286,936	286,158	272,348
Interest income	[1],[2]		72	64	0
Net interest income	[1],[2]		(949)	(1,398)	(2,317)
Provision for loan losses	[1],[2]		0	0	0
Income (loss) before income tax	[1],[2]		(1,478)	(1,095)	(3,961)
Net income (loss)	[1],[2]		(936)	(712)	5,092
Reversal of valuation allowance on net deferred tax assets					9,000
Reportable Segments [Member] | IB [Member]
Selected financial information for reportable segments [Abstract]
Total assets			2,340,566	2,174,536	2,104,550
Interest income			75,552	73,551	76,018
Net interest income			71,448	68,948	71,496
Provision for loan losses			(2,705)	(3,098)	(3,891)
Income (loss) before income tax			32,136	25,845	29,605
Net income (loss)			21,727	18,550	74,313
Reportable Segments [Member] | Mepco [Member]
Selected financial information for reportable segments [Abstract]
Total assets			57,208	63,378	94,648
Interest income			5,290	7,004	11,103
Net interest income			4,487	5,706	8,780
Provision for loan losses			(9)	(38)	(97)
Income (loss) before income tax			(1,183)	561	(2,891)
Net income (loss)			(712)	366	(1,801)
Elimination [Member]
Selected financial information for reportable segments [Abstract]
Total assets	[3]		(275,644)	(275,342)	(261,603)
Interest income	[3]		(72)	(64)	0
Net interest income	[3]		0	0	0
Provision for loan losses	[3]		0	0	0
Income (loss) before income tax	[3]		(95)	(95)	(95)
Net income (loss)	[3]		$ (62)	$ (183)	$ (95)

[1]	During 2013 IB and Other (parent company) include $47.1 million and $9.0 million, respectively of income tax benefit related to the reversal of the valuation allowance on our net deferred tax assets (see note #13).
[2]	Includes amounts relating to our parent company and certain insignificant operations.
[3]	Includes parent company's investment in subsidiaries and cash balances maintained at subsidiary.